Identifiable Intangible Assets and Goodwill - Finite-lived and Indefinite-lived Intangible Assets (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		$ 87,351	$ 81,205
Finite-lived intangible assets, accumulated amortization		(51,687)	(49,040)
Finite-lived intangible assets, less accumulated amortization		35,664	32,165
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets		16,984	8,192
Intangible assets, gross carrying amount		104,335	89,396
Identifiable Intangible Assets, less Accumulated Amortization	[1]	52,648	40,356
Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets		6,883	7,021
In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	[2]	10,101	1,171
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		83,390	77,613
Finite-lived intangible assets, accumulated amortization		(49,650)	(47,193)
Finite-lived intangible assets, less accumulated amortization		33,740	30,419
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		2,092	1,973
Finite-lived intangible assets, accumulated amortization		(1,032)	(928)
Finite-lived intangible assets, less accumulated amortization		1,060	1,044
Licensing Agreements And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		1,869	1,619
Finite-lived intangible assets, accumulated amortization		(1,005)	(918)
Finite-lived intangible assets, less accumulated amortization		864	701
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Indefinite-lived Intangible Assets [Line Items]
Identifiable intangible assets		$ 1,319	$ 0

[1]	Amounts may not add due to rounding.
[2]	The increase in Identifiable intangible assets, less accumulated amortization, is primarily related to assets acquired as part of the acquisitions of Medivation, Anacor and Bamboo (see Note 2A), and the impact of measurement period adjustments related to our acquisition of Hospira (see Note 2A), partially offset by amortization, impairments and the reclassification of $1.3 billion to Assets held for sale (see Note 2B). For information about impairments, see Note 4. The increase in IPR&D, is primarily related to assets acquired as part of the acquisitions of Anacor and Medivation, largely crisaborole and Xtandi. The intellectual property for crisaborole is owned by an international entity.